Note 22 - Changes in Equity - Interest on Shareholders' Equity Dividends (Details) - BRL (R$) R$ / shares in Units, R$ in Millions					11 Months Ended	12 Months Ended
	Dec. 09, 2021	Dec. 21, 2020	Dec. 09, 2020	Dec. 02, 2019	Dec. 02, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Amount per share, dividends (in BRL per share)	R$ 0.1334	R$ 0.0767
Amount, dividends	R$ 2,099.5	R$ 1,206.9
Amount per share, distribution (in BRL per share)	R$ 0.4702		R$ 0.4137	R$ 0.4906
Amount, distribution	R$ 7,400.1		R$ 6,509.5		R$ 7,717.4
Total amount						R$ 9,499.6	R$ 7,716.4	R$ 7,717.4